Mezzanine Equity - Summary of Mezzanine Equity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Temporary Equity [Line Items]
Balance as of January 1	¥ 1,468,029	$ 212,844	¥ 1,056,237
Accretion of mezzanine equity	137,610	19,952	411,792
Balance as of December 31	¥ 1,605,639	$ 232,796	¥ 1,468,029